Interest in joint venture	3 Months Ended
Mar. 31, 2021
Interests In Other Entities [Abstract]
Interest in joint venture	Interest in joint venture
On December 14, 2020, the Company announced the formation of a new joint venture company, Overland ADCT BioPharma, with Overland Pharmaceuticals (“Overland”), a fully integrated biopharmaceutical company backed by Hillhouse Capital. Overland ADCT BioPharma will develop and commercialize one of the Company's ADC products, ZYNLONTA, and three of the Company’s ADC product candidates, ADCT-601, ADCT-602 and ADCT-901 (collectively, the “Licensed Products”), in greater China and Singapore (the “Territory”). The table below provides a rollforward of the Company’s interest in Overland ADCT BioPharma as of March 31, 2021.

(in KUSD)
Interest in joint venture
January 1, 2021	47,908
Share of results in joint venture	(527)
March 31, 2021	47,381
As of March 31, 2021, the deferred gain arising from the Company's contribution for its equity investment in the joint venture remained unchanged from December 31, 2020. The Company’s carrying value of its investment in a joint venture increases or decreases in relation to the Company’s proportionate share of comprehensive income or loss of the joint venture. When the Company’s share of losses of a joint venture exceeds the Company’s interest in that joint venture less the carrying value of the deferred gain described below, the Company ceases to recognize its share of further losses. Additional losses are recognized only to the extent that the Company has incurred legal or constructive obligations or made payments on behalf of the joint venture.
The tables below provide summarized financial information for Overland ADCT BioPharma that are material to the Company. The following information reflects the amounts presented in the financial statements of Overland ADCT BioPharma and not the Company’s share of those amounts.

(in KUSD)	As of
Summarized Balance Sheet	March 31, 2021	December 31, 2020
Cash and cash equivalents	49,013	50,000
Intangible assets	48,040	48,040
Total liabilities	441	269
Net assets	96,696	97,771

Summarized Statement of Comprehensive Loss		Three months ended March 31, 2021
Operating expenses		1,162
Net loss		1,074